ACCRUED LIABILITIES (Table)	3 Months Ended
Mar. 31, 2018
Payables and Accruals [Abstract]
ACCRUED LIABILITIES

At March 31, 2018, December 31, 2017 and December 31, 2016, accrued liabilities were as follows:

	2018	2017	2016
Accrued payroll	$172,419	$145,779	$-
Accrued interest	-	74,896	-
Accrued FAET	133,104	26,075	-
Accrued professional fees	99,255
Other accruals	136,432	8,024	-
	$541,210	$254,774	$-